UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-05

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-01-05

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              27

Form 13F Information Table Value Total:                          536,753
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                               SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      32,636   477,629SH   SOLE      N/A      333,245  0     144,384
Allied Cap Corp New            Com     01903Q108      22,920   787,343SH   SOLE      N/A      559,033  0     228,310
American Capital Strategies    Com     024937104      27,390   758,524SH   SOLE      N/A      544,574  0     213,950
Ambac Finl Group Inc           Com     023139108      25,556   366,340SH   SOLE      N/A      259,740  0     106,600
Commerce Bancorp Inc NJ        Com     200519106      25,253   833,160SH   SOLE      N/A      588,310  0     244,850
Countrywide Financial Corp     Com     222372104      51,753 1,340,408SH   SOLE      N/A      928,327  0     412,081
Exxon Mobil Corp               Com     30231G102         306     5,328SH   SOLE      N/A        1,600  0       3,728
Fidelity Natl Finl Inc         Com     316326107      24,536   687,462SH   SOLE      N/A      482,502  0     204,960
General Growth Pptys Inc       Com     370021107      12,475   303,610SH   SOLE      N/A      234,680  0      68,930
Gladstone Capital Corp         Com     376535100       5,044   215,563SH   SOLE      N/A      152,483  0      63,080
Gladstone Coml Corp            Com     376536108       1,278    81,100SH   SOLE      N/A       71,820  0       9,280
HCC Ins Hldgs Inc              Com     404132102      20,906   552,040SH   SOLE      N/A      401,250  0     150,790
Intrawest Corporation        Com New   460915200      25,040 1,039,861SH   SOLE      N/A      728,801  0     311,060
iStar Finl Inc                 Com     45031U101      20,744   498,772SH   SOLE      N/A      364,822  0     133,950
JPMorgan & Chase & Co          Com     46625H100      17,798   503,899SH   SOLE      N/A      361,859  0     142,040
Kimco Realty Corp              Com     49446R109      18,879   320,465SH   SOLE      N/A      224,200  0      96,265
Kinder Morgan Inc Kans         Com     49455P101      34,402   413,480SH   SOLE      N/A      290,495  0     122,985
Level 3 Communications Inc     Com     52729N100       6,679 3,290,020SH   SOLE      N/A     2,222,28  0   1,067,740
MBIA Inc                       Com     55262C100      26,159   441,063SH   SOLE      N/A      310,731  0     130,332
Nabors Industries Ltd          Shs     G6359F103      24,559   405,123SH   SOLE      N/A      284,676  0     120,447
NCI Building Sys Inc           Com     628852105      11,003   335,449SH   SOLE      N/A      235,337  0     100,112
Radian Group Inc               Com     750236101      27,877   590,366SH   SOLE      N/A      409,809  0     180,557
SL Green Rlty Corp             Com     78440X101       2,425    37,596SH   SOLE      N/A       27,186  0      10,410
Suncor Energy Inc              Com     867229106      13,162   278,150SH   SOLE      N/A      202,840  0      75,310
Triad Gty Inc                  Com     895925105      21,927   435,152SH   SOLE      N/A      309,754  0     125,398
UTStarcom Inc                  Com     918076100       5,097   680,490SH   SOLE      N/A      471,150  0     209,340
Wells Fargo & Co New           Com     949746101      30,949   502,579SH   SOLE      N/A      361,227  0     141,352

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